Bridges Investment Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.9%		Shares	Value
Administrative and Support Services - 7.6%
Mastercard, Inc. - Class A		17,684	$10,058,836
Visa, Inc. - Class A		24,650	8,415,017
			18,473,853

Apparel Manufacturing - 0.6%
Cintas Corp.		7,000	1,436,820

Building Material and Garden Equipment and Supplies Dealers - 1.4%
Lowe's Cos., Inc.		13,500	3,392,685

Chemical Manufacturing - 0.5%
Zoetis, Inc.		8,800	1,287,616

Computer and Electronic Product Manufacturing - 21.4%
Apple, Inc.		57,300	14,590,299
NVIDIA Corp.		125,500	23,415,790
Palo Alto Networks, Inc. (a)		53,000	10,791,860
Thermo Fisher Scientific, Inc.		6,500	3,152,630
			51,950,579

Credit Intermediation and Related Activities - 2.6%
JPMorgan Chase & Co.		20,250	6,387,458

Food and Beverage Retailers - 2.0%
Casey's General Stores, Inc.		8,500	4,805,220

Funds, Trusts, and Other Financial Vehicles - 1.2%
Alcon AG		37,500	2,794,125

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 1.0%
Floor & Decor Holdings, Inc. - Class A (a)		31,750	2,339,975

Health and Personal Care Retailers - 0.6%
Ulta Beauty, Inc. (a)		2,750	1,503,563

Insurance Carriers and Related Activities - 5.3%
Berkshire Hathaway, Inc. - Class B (a)		13,250	6,661,305
Progressive Corp.		25,000	6,173,750
			12,835,055

Machinery Manufacturing - 0.7%
BWX Technologies, Inc.		8,750	1,613,237

Merchant Wholesalers, Durable Goods - 1.1%
Copart, Inc. (a)		30,000	1,349,100
Pool Corp.		3,900	1,209,273
			2,558,373

Miscellaneous Manufacturing - 2.5%
Intuitive Surgical, Inc. (a)		9,000	4,025,070
Stryker Corp.		5,800	2,144,086
			6,169,156

Motor Vehicle and Parts Dealers - 2.0%
AutoZone, Inc. (a)		400	1,716,096
Lithia Motors, Inc.		10,000	3,160,000
			4,876,096

Oil and Gas Extraction - 0.7%
EOG Resources, Inc.		16,000	1,793,920

Petroleum and Coal Products Manufacturing - 0.4%
Carlisle Cos., Inc.		3,076	1,011,881

Professional, Scientific, and Technical Services - 12.8%
Alphabet, Inc. - Class A		73,434	17,851,805
Alphabet, Inc. - Class C		29,891	7,279,953
ServiceNow, Inc. (a)		6,450	5,935,806
			31,067,564

Publishing Industries - 12.0%
Adobe, Inc. (a)		9,500	3,351,125
Cadence Design Systems, Inc. (a)		8,000	2,810,080
Microsoft Corp.		44,250	22,919,288
			29,080,493

Rail Transportation - 1.3%
Union Pacific Corp.		13,050	3,084,628

Rental and Leasing Services - 1.7%
United Rentals, Inc.		4,200	4,009,572

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.8%
Blackrock, Inc.		3,150	3,672,491
Intercontinental Exchange, Inc.		20,000	3,369,600
S&P Global, Inc.		9,500	4,623,745
			11,665,836

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.2%
Amazon.com, Inc. (a)		79,060	17,359,204

Truck Transportation - 2.3%
Old Dominion Freight Line, Inc.		40,000	5,631,200

Web Search Portals, Libraries, Archives, and Other Information Services - 5.2%
Meta Platforms, Inc. - Class A		17,000	12,484,460
TOTAL COMMON STOCKS (Cost $61,084,271)			239,612,569

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(b)		2,693,346	2,693,346
TOTAL MONEY MARKET FUNDS (Cost $2,693,346)			2,693,346

TOTAL INVESTMENTS - 100.0% (Cost $63,777,617)			242,305,915
Liabilities in Excess of Other Assets - (0.0)% (c)			(114,630)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$242,191,285
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Bridges Investment Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$239,612,569	$–	$–	$239,612,569
Money Market Funds	2,693,346	–	–	2,693,346
Total Investments	$242,305,915	$–	$–	$242,305,915

Refer to the Schedule of Investments for further disaggregation of investment categories.